NET LOSS PER SHARE OF COMMON STOCK	9 Months Ended
Dec. 31, 2023
Deep Medicine Acquisition Corp [Member]
NET LOSS PER SHARE OF COMMON STOCK

Note 7 - Net Loss per Share of Common Stock

The Company complies with accounting and disclosure requirements FASB ASC Topic 260, “Earnings per Share.” Net loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock issued and outstanding for the period. During the three and nine months ended December 31, 2023 and 2022, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings (loss) of the Company. As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period.

	For the Three Months Ended December 31, 2023		For the Three Months Ended December 31, 2022

Numerator:
Net (loss) income		$(359,954)	$577,351

Denominator:
Basic and diluted loss per share – Class A		$(0.08)	0.04
Basic and diluted loss per share – Class B	$	N/A	$0.04
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,357,964	12,509,620
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	2,884,478

	For the Nine Months Ended December 31, 2023		For the Nine Months Ended December 31, 2022

Numerator:
Net loss		$(891,865)	$257,372

Denominator:
Basic and diluted loss per share – Class A		$(0.20)	0.02
Basic and diluted loss per share – Class B	$	N/A	$0.02
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,453,989	13,017,932
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,070,164